CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

		Year ended December 31, 2017
		Changes from financing cash flows		Other changes
	Balance as at January 1, 2017	Repurchase of debentures	Interest paid	Interest expense	Conversions	Unwinding of discount	Foreign currency translation	Balance as at December 31, 2017
Long-term debt	$84,961	($44,034)	($4,816)	$4,816	($48,559)	$3,349	$4,283	$—